SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Note 10 - SUBSEQUENT EVENTS

In accordance with ASC 855-10 we have analyzed our operations subsequent to December 31, 2018 to the date these financial statements were issued, and have determined that we do not have any material subsequent events to disclose in these financial statements.